                PACIFIC HORIZON TAX-EXEMPT MONEY MARKET FUNDS
                              SEMI-ANNUAL REPORT
                               AUGUST 31, 1996



                            TAX-EXEMPT MONEY FUND

                   CALIFORNIA TAX-EXEMPT MONEY MARKET FUND





                              INVESTING FOR ALL
                            THE TIMES OF YOUR LIFE


                               NOT FDIC INSURED

                          PACIFIC HORIZON FUNDS, INC.
                     3435 Stelzer Road, Columbus, OH 43219
                                 1-800-332-3863

      INVESTMENT ADVISER                         INDEPENDENT ACCOUNTANTS
Bank of America National Trust                     Price Waterhouse LLP
   and Savings Association                     1177 Avenue of the Americas
    555 California Street                           New York, NY 10036
   San Francisco, CA 94104

        ADMINISTRATOR                                  FUND COUNSEL
 Concord Holding Corporation                      Drinker Biddle & Reath
      3435 Stelzer Road                            1345 Chestnut Street
      Columbus, OH 43219                          Philadelphia, PA 19107


                                  DISTRIBUTOR
                         Concord Financial Group, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Concord Financial Group, Inc., which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

There can be no assurance that the Funds will be able to maintain a net asset value of $1.00 per share and Fund shares are not insured or guaranteed by the U.S. Government or its agencies.
A portion of the Funds' income may be subject to Federal Alternative Minimum Tax and certain investors may be subject to such tax and to some state and local taxes.

This material must be preceded or accompanied by a current prospectus.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                   Contents

                             FUND FACTS                          2-3

                             UNDERSTANDING YOUR SHAREHOLDER
                               REPORT                            4-6

                             ECONOMIC REVIEW FROM THE
                               INVESTMENT ADVISER                8-9

                             INTERVIEW WITH YOUR
                               INVESTMENT MANAGER              10-11

                             PORTFOLIO OF INVESTMENTS          12-24

                             STATEMENTS OF ASSETS
                               AND LIABILITIES                    25

                             STATEMENTS OF OPERATIONS             26

                             STATEMENTS OF CHANGES
                               IN NET ASSETS                   28-29

                             NOTES TO FINANCIAL STATEMENTS     30-36

                             FINANCIAL HIGHLIGHTS              37-41

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, the money market funds, strive to maintain a stable net asset value but offer no growth potential.


------------------------------------------------------------------------------------
FUND NAME                                      INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the Federal Alternative Minimum Tax and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your investment specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

------------------------------------------------------------------------------------

PORTFOLIO CONSISTS PRIMARILY OF ...        APPROPRIATE FOR INVESTORS WHO SEEK
------------------------------------------------------------------------------------
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.

The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy                [ARTWORK]
and how it affects the
financial markets.

The INTERVIEW WITH YOUR
INVESTMENT MANAGER enables you
to gain insight into the
Fund's investments and learn
more about the Fund manager's
strategies.

                            Because a picture or chart can help clarify the
                            text, the investment management team may have
[ARTWORK]                   illustrated the most important features of the Fund.
                            The illustrations may represent the portfolio composition, the largest holdings or a simplification of the investment adviser's investment style.

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
      [ARTWORK]                   NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

                                  SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
[ARTWORK]                         BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD
[ARTWORK]
                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

[ARTWORK]                         DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED
                                  GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                     [This page intentionally left blank.]

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISER

The financial markets were volatile during the six-month period ended August 31, 1996, due to uncertainty about the economy, interest rates and corporate earnings. As the period began, strong corporate earnings encouraged investors to expect higher stock prices. But during the summer investors were confronted with relatively poor early announced earnings reports as compared to the same quarter the previous year.

At the same time, there were signs that the economy was growing much faster than expected. Some factors that restrained economic growth during the early part of 1996 were behind us -- in particular, the General Motors and Boeing strikes, the government shutdown and bad weather -- and the economy grew at a surprisingly strong rate of 4.7% during the second quarter. As a result, investors worried that the Federal Reserve would increase short-term interest rates to slow growth and keep a tight rein on inflation.

MIXED SIGNALS
IN THE MARKETS

Meanwhile, other economic indicators, including a high level of inventory buildup and relatively weak retail sales figures, suggested that the economy might be losing steam. The result: Stocks and bonds declined sharply in July, but rebounded somewhat in August. For the period, the Standard & Poor's 500 Stock Index gained 2.96%. Also, the bellwether 30-year Treasury bond was down 5.12%.

The best-performing stock market sectors during the recent period were capital goods and selected technology issues, both of which gained more than 13%. More defensive sectors of the market also performed well. These included stocks in the consumer staples sector and the financial services sector, where stocks gained roughly 10% during the period.

We expect corporate earnings to grow at a rate of about 7% for 1996 -- slower than the double-digit growth of last year, but still strong in absolute terms. That said, profit growth at many firms will look modest compared to their gains of a year ago. As a result, many companies may pre-announce any disappointing third-quarter earnings expectations to prevent their stock prices from stumbling too much when they announce the actual numbers.

Although inflation does not appear too threatening -- apart from some concerns about rising wages -- we expect the Federal Reserve to debate the question of whether to raise rates through year end. We expect the economy to slow down a bit, returning to a more sustainable growth rate of around 2% to 2.5% as calendar year 1996 nears its close. Some reasons for the projected slower growth include increased corporate downsizing, rising consumer debt from credit cards and loans, a general buildup of company inventories and some slower than expected growth in overseas economics.

GOOD VALUES IN
SELECTED SECTORS

Looking ahead, we are slightly more bullish about stocks than bonds over the next six months. Some specific equity sectors that we like include capital goods, health care and select areas of technology. We believe that all of these sectors represent good value and have reasonable earnings outlooks over the next six months.

Our fixed-income outlook is also positive. We believe the yield curve may flatten, with short-term rates rising more than long-term rates.

Therefore, we expect our bond funds to take a barbell approach to investing, with portfolios that concentrate heavily on both short- and long-term issues. This will provide us the potential to pick up extra yield on both long- and short-term bonds, while positioning the Funds to pick up some capital gains when long-term rates ease. We will also emphasize high-quality, highly liquid fixed-income issues.

A wild card in the outlook for the financial markets is the Congressional and Presidential elections in November. Most investors expect the Republican party to remain in control of Congress. If they are proven wrong, we may see fiscal policy changes that might lead to increased volatility in the markets.

Sincerely,
Keith Wirtz
Drew Brahos
Bank of America NT&SA,
Investment Advisers
to the Pacific Horizon Funds

PACIFIC HORIZON
TAX-EXEMPT MONEY MARKET FUNDS


KIMBERLEE WILT
Portfolio Manager
Tax-Exempt Money Market Funds
Bank of America NT&SA
GOAL:
The Pacific Horizon Tax-Exempt Money Fund seeks to provide as high a level of current interest income exempt from federal income taxes as is consistent with relative stability of principal and daily liquidity. In addition, the California Tax-Exempt Money Market Fund seeks to provide income that is also exempt from California state income taxes.*

INVESTMENTS:
The Funds invest primarily in short-term municipal securities with maturities of thirteen months or less.

APPROPRIATE FOR:
Investors seeking monthly tax-exempt interest income along with daily liquidity.

SIZE OF FUNDS AS OF
AUGUST 31, 1996:

Tax-Exempt Money Fund:
Over $396 million

California Tax-Exempt Money Market
Fund: Over $826 million

---------------
* Certain investors may be subject to the Federal alternative minimum tax and to certain state and local taxes.

TAX-EXEMPT MONEY FUND
CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND

Q
    WHAT FACTORS AFFECTED SHORT-TERM INTEREST RATES DURING THE RECENT SIX-MONTH PERIOD, AND HOW DID YOU RESPOND?

A
    During most of the period, the economy appeared to be gaining strength, so investors tended to stay in the shorter range of maturities. We were a bit shorter than most -- in the 42-day area. Later in the period, there were fewer signs of economic strength, so investors extended their average maturities. We lengthened the Funds' average maturities to about 55 days, roughly in line with other tax-exempt money funds.

Q
    WHAT OTHER FACTORS AFFECTED THE TAX-EXEMPT MONEY MARKETS?

A
    Over the past two years, we have seen a declining trend in new issuance of tax-exempt issues while, at the same time, investors have been putting more money into tax-exempt money market funds. This combination of factors has tended to support prices and dampen yields. The supply shortage was particularly great for California paper, so issues from that state typically yielded about 20 basis points -- two-tenths of a percentage point -- more than other short-term issues in the municipal sector.

Q
    WHAT DID YOU DO TO BOOST THE FUNDS' YIELDS IN THIS ENVIRONMENT?

A
    In prior years, we employed a laddered structure, which typically includes a series of issues with different maturities. But during the recent period, variable-rate issues -- those with very short maturities -- were increasingly stable. As a result, we felt comfortable positioning the Funds in a barbell structure. This strategy combines a heavy commitment to very short-term, variable issues with a significant investment in much longer-term one-year securities. The idea is to capture the higher yields on longer-term issues while carefully controlling a portfolio's overall potential volatility.

Q
    WHAT IS YOUR OUTLOOK FOR THE MARKET AND YOUR STRATEGY GOING FORWARD?

A
    For now, it seems possible -- although not certain -- that the Federal Reserve Board will act to increase short-term rates by the end of 1996. Thus, we will avoid taking a more aggressive approach for now. Instead, we will likely maintain our current barbell structure until the end of the year. But we may revert to a laddered approach in early 1997. The reason: Many bonds mature during January, and investors put that cash to work in the short-term, variable-rate sector. As that sector becomes more expensive, a laddered strategy becomes more economical.

CURRENT SEVEN-DAY YIELDS
AS OF AUGUST 31, 1996*
---------------------------------------

 Tax-Exempt Money Fund      2.88%
 .......................................
 California Tax-Exempt
 Money Market Fund          2.88%

---------------------------------------

------------
* Past performance is no guarantee of future results. Yields will fluctuate with the market. The Funds' income may be subject to certain state and local taxes and, depending on your tax status, the Federal Alternative Minimum Tax. Investments in money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

PACIFIC HORIZON TAX-EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                           MOODY'S/
                                             S&P                              PRINCIPAL    AMORTIZED
                                           RATINGS+               MATURITY     AMOUNT         COST
              DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
              -----------                  ---------  ---------   ---------   ---------   ------------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- 99.2%
ALASKA -- 2.3%
 Anchorage Telephone Utility Revenue        NR/Aaa
   Bonds (AMBAC insured)................    NR/AAA        3.50%    12/01/96    $ 1,000    $  1,000,112
                                           VMIG1/A2
 Valdez Marine Term Revenue.............     A1/A         3.65%    09/19/96      8,300       8,300,000
                                                                                          ------------
                                                                                             9,300,112
                                                                                          ------------
ARIZONA -- 2.1%
 Apache County Industrial Development,
   Tucson Electric Power, Series 83-A
   (LOC -- Barclays Bank PLC) (final      VMIG1/Aa3
   maturity 12/15/18)*..................    A1+/AA        3.50%    09/04/96      5,900       5,900,000
 Pinal County Pollution Control, Magma
   Copper Company Project (LOC -- Banque
   Natl de Paris) (final maturity         VMIG1/Aa1
   12/1/11)*............................    A1/A+         3.60%    09/04/96      2,400       2,400,000
                                                                                          ------------
                                                                                             8,300,000
                                                                                          ------------
ARKANSAS -- 0.6%
 Arkansas State Mortgage Backed
   Securities Program, Series C             NR/NR
   (LOC -- Bayerishe Landesbank)........   Sp1+/NR        3.70%    02/28/97      2,600       2,600,000
                                                                                          ------------
CALIFORNIA -- 6.4%
 California Housing Agency, Multifamily     NR/NR
   Housing (final maturity 7/15/13)*....   A1+/AAA        3.30%    09/04/96      5,400       5,400,000
 California Pollution Control, Pacific
   Gas and Electric, Series F
   (LOC -- Banque Natl de Paris) (final     NR/NR
   maturity 11/1/26)*...................   A1+/AA+        3.65%    09/03/96        200         200,000
 California Revenue Anticipation Notes     MIG1/NR
   Series A.............................   Sp1+/NR        4.50%    06/30/97      5,000       5,021,085
 California Statewide Community
   Development (final maturity              NR/NR
   5/15/25)*............................    NR/AAA        3.35%    09/04/96      2,500       2,500,000
 California Statewide Community
   Development North California Ret
   Officers (LOC -- Dresdner Bank AG)     VMIG1/Aaa
   (final maturity 6/1/26)*.............    NR/NR         3.75%    09/03/96      2,100       2,100,000
 Los Angeles County Public Works, Series    NR/Aaa
   A (MBIA insured).....................    NR/AAA        4.50%    09/01/97      4,600       4,627,603
 Orange County Improvement Board
   Assessment, District 88-1
   (LOC -- Societe Generale, Kredietbank   VMIG1/A1
   N.V.) (final maturity 9/2/18)*.......   A1+/AA-        3.65%    09/03/96        200         200,000
 Rocklin Unified School District (FGIC      NR/NR
   insured).............................   Sp1+/NR        4.45%    09/04/97      3,700       3,718,426

---------------
See Notes to Financial Statements.

                                           MOODY'S/
                                             S&P                              PRINCIPAL    AMORTIZED
                                           RATINGS+               MATURITY     AMOUNT         COST
              DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
              -----------                  ---------   ------     --------    ---------   ------------
CALIFORNIA -- (CONTINUED)
 San Jose Redevelopment Agency, Merged
   Area Redevelopment, Series B
   (LOC -- Morgan Guaranty Trust) (final    NR/NR
   maturity 7/1/26)*....................   A1+/AAA        3.65%    09/03/96    $ 1,500    $  1,500,000
                                                                                          ------------
                                                                                            25,267,114
                                                                                          ------------
COLORADO -- 1.3%
 Colorado State Tax and Revenue             NR/NR
   Anticipation Notes, Series A.........   SP1+/NR        4.50%    06/27/97      5,000       5,025,634
                                                                                          ------------
DISTRICT OF COLUMBIA -- 0.9%
 District of Columbia, Series A-3
   (LOC -- Toronto Dominion Bank) (final  VMIG1/Aa2
   maturity 10/1/07)*...................   A-1+/AA        3.95%    09/03/96      1,300       1,300,000
 District of Columbia, Series A-6
   (LOC -- National Westminster PLC)      VMIG1/Aa2
   (final maturity 10/1/07)*............   A-1+/AA        3.95%    09/03/96      2,200       2,200,000
                                                                                          ------------
                                                                                             3,500,000
                                                                                          ------------
FLORIDA -- 12.7%
 Dade County Industrial Development
   Dolphins Stadium Project Series B
   (LOC -- Societe Generale) (final         NR/NR
   maturity 1/1/16)*....................   A1+/AA-        3.50%    09/04/96      1,600       1,600,000
 Florida State Board of Education
   Capital Outlay (final maturity           NR/Aa
   6/1/23)*.............................    NR/AA         3.65%    12/01/96      5,115       5,115,000
 Florida State Board of Education
   Capital Outlay (final maturity           NR/Aa
   6/1/23)*.............................    NR/AA         3.60%    12/01/96      5,385       5,385,000
 Indian Trace Community Development,
   Basin I Water Management (MBIA         VMIG1/Aaa
   insured) (final maturity 5/1/10)*....   A1+/AAA        3.35%    09/04/96      1,400       1,400,000
 Jacksonville Electric                      P1/NR
   Authority............................    A1+/NR        3.65%    10/25/96      6,500       6,500,000
 Jacksonville Hospital Revenue, Baptist
   Medical Center Project (LOC -- First
   Union National Inc) (final maturity      NR/NR
   6/1/09)*.............................    A1/A+         3.40%    09/05/96      7,500       7,500,000
 Jacksonville Hospital Revenue,
   University Medical Center Project
   (LOC -- Sumitomo Bank) (final           VMIG1/A1
   maturity 2/1/18)*....................    NR/NR         3.60%    09/03/96      2,200       2,200,000
 Pinellas County Housing Authority,
   Foxbridge Apartments, Series A (final    NR/NR
   maturity 6/15/25)*...................   A1+/AAA        3.50%    09/04/96      8,000       8,000,000
 Sarasota County                           VMIG1/A1
   Hospital.............................    NR/NR         3.50%    09/19/96     12,700      12,700,000
                                                                                          ------------
                                                                                            50,400,000
                                                                                          ------------
GEORGIA -- 4.2%
 Burke County Development Authority,
   Oglethorpe Power, Series A (FGIC       VMIG1/Aaa
   insured) (final maturity 1/1/19)*....    NR/AAA        3.35%    09/04/96      2,800       2,800,000

---------------
See Notes to Financial Statements.

                                           MOODY'S/
                                             S&P                              PRINCIPAL    AMORTIZED
                                           RATINGS+               MATURITY     AMOUNT         COST
              DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
              -----------                  ---------   ------     --------    ---------   ------------
GEORGIA -- (CONTINUED)
 Georgia Municipal                          NR/NR
   Authority............................   A1+/AA+        3.55%    11/06/96    $ 6,000    $  5,997,195
 Municipal Gas                              P1/Aa2
   Authority............................   A1+/AA+        3.65%    10/28/96      7,800       7,800,000
                                                                                          ------------
                                                                                            16,597,195
                                                                                          ------------
HAWAII -- 0.6%
 Hawaii State Department Special
   Purpose, Adventist Health System
   (LOC -- Union Bank of CA) (final        VMIG1/A1
   maturity 3/1/08)*....................     A1/A         3.40%    09/04/96      2,300       2,300,000
                                                                                          ------------
IDAHO -- 0.8%
 Idaho Health Facility, St. Lukes
   Regional Medical Center
   (LOC -- Credit Suisse, NY) (final      VMIG1/Aa2
   maturity 5/1/22)*....................    NR/NR         3.85%    09/03/96      3,115       3,115,000
                                                                                          ------------
ILLINOIS -- 5.8%
 Chicago Illinois Tender Notes            VMIG1/AAA
   (LOC -- Landesbank Hessen, NY).......   A1+/Aaa        3.10%    02/04/97      6,300       6,300,000
 Illinois Health Facilities, Elmhurst
   Memorial Hospital (final maturity       VMIG1/A1
   1/1/20)*.............................    NR/NR         3.90%    09/03/96      8,800       8,800,000
 Illinois Health Facilities, Franciscan
   Sisters Health (final maturity          VMIG1/A
   1/1/18)*.............................    NR/NR         3.90%    09/03/96      7,815       7,815,000
                                                                                          ------------
                                                                                            22,915,000
                                                                                          ------------
INDIANA -- 3.4%
 Rockport Pollution Control, Michigan
   Power Company Project (AMBAC insured)    NR/Aaa
   (final maturity 6/1/25)*.............    NR/AAA        3.45%    09/04/96     13,500      13,500,000
                                                                                          ------------
KENTUCKY -- 0.6%
 Kentucky Development Finance Authority
   (FGIC insured) (final maturity         VMIG2/Aaa
   12/1/15).............................   A1+/AAA        3.40%    09/04/96      2,355       2,355,000
                                                                                          ------------
LOUISIANA -- 5.3%
 Ascension Parish Louisiana, Bordon Inc
   Project (LOC -- Credit Suisse) (final  VMIG1/Aa2
   maturity 12/1/09)*...................   A1+/AA+        3.50%    09/04/96      5,500       5,500,000
 Louisiana State General Obligation
   Bonds, Tax Exempt Eagle Trust Series
   1994 (AMBAC insured) (final maturity     NR/NR
   5/1/09)*.............................    A1/AA         3.61%    09/04/96     11,600      11,600,000
 Plaquemines Port Harbor and Term
   District, Chevron Pipe Line Company      NR/Aa3
   (final maturity 9/1/08)*.............    NR/AA         3.85%    09/03/96      4,000       4,000,000
                                                                                          ------------
                                                                                            21,100,000
                                                                                          ------------
MINNESOTA -- 1.3%
 New Ulm Minnesota Hospital Facilities,
   Health Center System
   (LOC -- Northwest Bank) (final           NR/NR
   maturity 8/1/14)*....................    A1+/AA        3.30%    09/04/96      5,100       5,100,000
                                                                                          ------------

---------------
See Notes to Financial Statements.

                                           MOODY'S/
                                             S&P                              PRINCIPAL    AMORTIZED
                                           RATINGS+               MATURITY     AMOUNT         COST
              DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
              -----------                  ---------   ------     --------    ---------   ------------
MISSOURI -- 2.4%
 Independence Industrial Development,
   Resthaven Project (LOC -- Credit
   Local De France) (final maturity         NR/NR
   2/1/25)*.............................   A1+/AAA        3.50%    09/04/96    $ 3,900    $  3,900,000
 Kansas City Industrial Development,
   Resh Health Svcs System (LOC -- MBIA
   insured) (final maturity               VMIG1/Aaa
   10/15/15)*...........................    A1/AAA        3.90%    09/03/96      1,300       1,300,000
 Kansas City Industrial Development,
   Resh Health Svcs System (LOC -- MBIA
   insured) (final maturity               VMIG1/Aaa
   10/15/14)*...........................    A1/AAA        3.90%    09/03/96      1,900       1,900,000
 Missouri State Health and Educational
   Authority, Barnes Hospital Project
   (LOC -- Morgan Guaranty Trust) (final  VMIG1/Aa1
   maturity 12/1/15)*...................   A1+/AAA        3.40%    09/04/96      2,400       2,400,000
                                                                                          ------------
                                                                                             9,500,000
                                                                                          ------------
MONTANA -- 0.3%
 Forsyth Montana Pollution Control
   Revenue, Portland General Electric
   Series (LOC -- Banque Natl de Paris)     P1/Aa3
   (final maturity 6/1/13)*.............    A1/A+         3.50%    09/04/96      1,100       1,100,000
                                                                                          ------------
NEBRASKA -- 3.4%
 Nebraska Educational Facilities (FGIC    VMIG1/Aaa
   insured) (final maturity 12/1/00)*...    A1/AAA        3.50%    09/04/96      3,435       3,435,000
 Nebraska Higher Education Series E
   (MBIA insured) (final maturity         VMIG1/Aaa
   12/1/15)*............................    NR/AAA        3.40%    09/04/96     10,000      10,000,000
                                                                                          ------------
                                                                                            13,435,000
                                                                                          ------------
NEW MEXICO -- 7.1%
 Hurley Pollution Control (final            NR/Aa3
   maturity 12/1/15)*...................    A1+/AA        3.85%    09/03/96      1,000       1,000,000
 Los Alamos County New Mexico, Series       NR/NR
   A....................................    NR/NR         7.75%    01/01/97     15,000      15,509,723
 University of New Mexico (AMBAC          VMIG1/Aaa
   insured) (final maturity 6/1/06)*....   A1+/AAA        3.35%    09/04/96     11,625      11,625,000
                                                                                          ------------
                                                                                            28,134,723
                                                                                          ------------
NEW YORK -- 7.9%
 New York City Tax-Exempt Water Eagle
   Trust Series 94C-2 (MBIA insured)        NR/NR
   (final maturity 6/15/18)*............    A1/AA         3.56%    09/05/96     10,000      10,000,000
 New York City Series F-5
   (LOC -- Landesbank Hessen) (final      VMIG1/Aaa
   maturity 2/15/16)*...................   A1+/AAA        3.40%    09/04/96     15,000      15,000,000
 New York State Pollution Control,
   Niagara Mohawk Power, Series C
   (LOC -- Canadian Imperial Bank)          P1/Aa3
   (final maturity 12/1/25)*............    NR/NR         3.85%    09/03/96      6,400       6,400,000
                                                                                          ------------
                                                                                            31,400,000
                                                                                          ------------

---------------
See Notes to Financial Statements.

                                           MOODY'S/
                                             S&P                              PRINCIPAL    AMORTIZED
                                           RATINGS+               MATURITY     AMOUNT         COST
              DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
              -----------                  ---------   ------     --------    ---------  ------------
NORTH CAROLINA -- 3.2%
 North Carolina Medical Care, Pooled
   Equipment Financing Project (MBIA      VMIG1/Aaa
   insured) (final maturity 12/1/25)*...    A2/AAA        3.65%    09/03/96    $ 8,800    $  8,800,000
 North Carolina Municipal                   P1/NR
   Power................................    A1+/NR        3.50%    10/25/96      3,800       3,800,000
                                                                                          ------------
                                                                                            12,600,000
                                                                                          ------------
NORTH DAKOTA -- 0.8%
 Grand Forks North Dakota Health Care,
   United Hospital Group (LOC -- LaSalle
   Natl Bank) (final maturity              VMIG1/A1
   12/1/16)*............................    NR/NR         3.85%    09/03/96      3,200       3,200,000
                                                                                          ------------
OHIO -- 4.2%
 Clermont County Ohio Hospital
   Facilities, Mercy Health Care System,
   Series B (MBIA insured) (final         VMIG1/Aaa
   maturity 12/1/15)*...................   A1+/AAA        3.45%    09/04/96      4,734       4,734,000
 Cuyahoga County Hospital, Cleveland
   Clinic, Series A (LOC -- Morgan
   Guaranty Trust) (final maturity        VMIG1/Aa1
   1/1/26)*.............................   A1+/AAA        3.40%    09/04/96      5,200       5,200,000
 Ohio State Air Quality Development
   Authority, Timken Project
   (LOC -- Credit Suisse) (final            P1/NR
   maturity 6/1/01)*....................   A1+/AA+        3.45%    09/04/96      2,800       2,800,000
 Ohio State Water Development Authority,
   Honda America (LOC -- Industrial Bank
   of Japan Trust) (final maturity          NR/NR
   1/1/97)*.............................    NR/NR         3.40%    09/04/96      3,900       3,900,000
                                                                                          ------------
                                                                                            16,634,000
                                                                                          ------------
PENNSYLVANIA -- 3.5%
 Allegheny County Pollution Control,
   Duquesne Light Company
   (LOC -- Canadian Imperial Bank of        P1/NR
   Commerce)............................   A1+/AA-        3.75%    11/07/96      8,225       8,225,000
 Emmaus Pennsylvania General Authority,
   Series D-12 (final maturity              NR/NR
   3/1/24)*.............................    A1+/NR        3.55%    09/04/96      5,500       5,500,000
                                                                                          ------------
                                                                                            13,725,000
                                                                                          ------------
TENNESSEE -- 1.2%
 Bristol Health and Education, Bristol
   Memorial Hospital, Series 95-A (FGIC     NR/NR
   insured) (final maturity 3/1/14)*....    A1/AAA        3.60%    09/04/96      5,000       5,000,000
                                                                                          ------------
TEXAS -- 11.8%
 Angelina and Neches River Authority,
   Solid Waste Revenue, Series B
   (LOC -- Credit Suisse) (final            P1/Aa2
   maturity 5/1/14)*....................    NR/NR         3.75%    09/03/96      5,200       5,200,000
 Angelina and Neches River Authority,
   Solid Waste Revenue, Series C
   (LOC -- Credit Suisse) (final            P1/Aa2
   maturity 5/1/14)*....................    NR/NR         3.75%    09/03/96      2,000       2,000,000

---------------
See Notes to Financial Statements.

                                           MOODY'S/
                                             S&P                              PRINCIPAL    AMORTIZED
                                           RATINGS+               MATURITY     AMOUNT         COST
              DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
              -----------                  ---------   ------     --------    ---------   ------------
TEXAS -- (CONTINUED)
 Grand Prairie Housing, Lincoln Property    NR/NR
   Company (final maturity 6/1/10)*.....   A1+/AAA        3.50%    09/04/96    $ 6,700    $  6,700,000
 Sulphur Springs Texas Industrial
   Development, Hon Inds Inc Project
   (LOC -- Credit Suisse) (final            NR/NR
   maturity 12/1/13)*...................    NR/NR         3.55%    09/04/96      5,400       5,400,000
 Texas Department of Housing and            NR/NR
   Community Affairs (FGIC insured).....    A1+/NR        3.70%    10/10/96      7,535       7,535,000
 Texas Tax and Revenue Anticipation        MIG1/NR
   Notes................................   Sp1+/NR        4.75%    08/29/97     20,000      20,154,944
                                                                                          ------------
                                                                                            46,989,944
                                                                                          ------------
UTAH -- 2.9%
 Intermountain Power Agency Utah, Power
   Supply Revenue, Series E               VMIG1/Aa1
   (LOC -- Morgan Guaranty Trust).......   A1+/AAA        3.95%    06/16/97      5,000       5,000,000
 Intermountain Power Agency Utah, Power
   Supply Revenue, Series F               VMIG1/Aa1
   (LOC -- Suisse Bank).................    A1+/AA        3.35%    09/15/96      6,500       6,500,000
                                                                                          ------------
                                                                                            11,500,000
                                                                                          ------------
WASHINGTON -- 2.2%
 Port Anacortes Commercial                  P1/A1
   Paper................................    A1/A+         3.65%    09/05/96      3,690       3,690,000
 Washington State General Obligation       VMIG1/Aa
   (final maturity 6/1/20)*.............    A1+/AA        3.50%    09/04/96      5,100       5,100,000
                                                                                          ------------
                                                                                             8,790,000
                                                                                          ------------
TOTAL INVESTMENTS (AMORTIZED
 COST $393,383,722)(A) -- 99.2%.........                                                   393,383,722
Other assets in excess of
 liabilities -- 0.8%....................                                                     3,070,821
                                                                                          ------------
NET ASSETS -- 100.0%....................                                                  $396,454,543
                                                                                          ============

---------------
Percentages indicated are based on net assets of $396,454,543.

(a) Cost for federal income tax and financial reporting purposes is substantially the same.

AMBAC -- American Municipal Bond Assurance Corporation.

FGIC   -- Financial Guaranty Insurance Company.

LOC    -- Letter of credit.

MBIA  -- Municipal Bond Insurance Association.

NR     -- No rating available.

+ The ratings provide short-term and long-term ratings for both Moody's and S&P.
  The first row consists of the short-term/long-term Moody's ratings and the second row consists of short-term/long-term S&P ratings.

* Variable rate security. Maturity date reflects the later of the next rate change date or the next put date.

See Notes to Financial Statements.

PACIFIC HORIZON CALIFORNIA TAX-EXEMPT
MONEY MARKET FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                            MOODY'S/
                                              S&P                              PRINCIPAL    AMORTIZED
                                            RATINGS+               MATURITY     AMOUNT         COST
               DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
               -----------                 ----------  ---------   ---------   ---------   ------------
SHORT-TERM TAX-EXEMPT INVESTMENTS -- 99.7%
CALIFORNIA -- 99.7%
Alameda County Tax and Revenue              MIG1/NR
 Anticipation Notes......................   Sp1+/NR        4.50%    06/30/97    $10,500    $ 10,545,949
California Alternative Energy Source
 (AMT) GE Capital Corporation (final         NR/Aaa
 maturity 10/1/20)*......................   A1+/AAA        3.30%    09/04/96      4,660       4,660,000
                                             P1/Aa
California Department of Water...........   A1+/AA-        3.30%    09/27/96      5,000       5,000,000
California General Obligation, Class A
 Various Purpose Certificates of
 Participation (MBIA Insured) (final        P-1/Aaa
 maturity 2/1/06)*.......................   A1+/AAA        3.51%    09/05/96     10,000      10,000,000
                                            VMIG1/Aa
California HFA Home Mortgage, Series D...   A1+/AA-        3.55%    04/01/97      4,000       4,000,000
California HFA Multi-Unit Housing (MBIA      NR/Aaa
 insured) (final maturity 8/1/16)*.......    NR/AAA        3.70%    09/04/96      5,000       5,000,000
California Pollution Control Finance         P1/A2
 Authority...............................    A1/A1+        3.30%    09/27/96      2,000       2,000,000
California Pollution Control Finance
 Authority, Atlantic Richfield Project      VMIG1/A2
 (final maturity 12/1/24)*...............     A1/A         3.85%    09/03/96      8,800       8,800,000
California Pollution Control Finance         NR/Aa2
 Authority, Chevron USA, Inc. Project....    NR/AA         4.00%    11/15/96      2,720       2,726,864
California Pollution Control Finance
 Authority, (AMT) Colmac Energy Project,
 Series A (LOC -- Swiss Bank) (final         NR/NR
 maturity 12/1/16)*......................   A1+/AA+        3.30%    09/04/96      2,300       2,300,000
California Pollution Control Finance
 Authority, (AMT) Delano Power Project
 (LOC -- Algemene Bank Nederland) (final     NR/Aa1
 maturity 8/1/19)*.......................    NR/NR         3.90%    09/03/96      1,100       1,100,000
California Pollution Control Finance
 Authority, (AMT) Delano Power Project
 (LOC -- Algemene Bank Nederland) (final     NR/NR
 maturity 8/1/19)*.......................    NR/NR         3.90%    09/03/96      2,600       2,600,000
California Pollution Control Finance         P1/A1
 Authority, Dow Chemical.................     A1/A         3.40%    10/15/96      2,300       2,300,000
California Pollution Control Finance
 Authority, HL Power Company Project
 (LOC -- Banque Natl de Paris) (final        NR/Aa3
 maturity 9/1/18)*.......................    NR/NR         3.90%    09/03/96      2,900       2,900,000
California Pollution Control Finance
 Authority, Pacific Gas and Electric,
 Series B (LOC -- Rabobank Nederland)        NR/NR
 (final maturity 12/1/16)*...............   A1+/AAA        3.35%    09/04/96      5,000       5,000,000
California Pollution Control Finance
 Authority, Pacific Gas and Electric
 (LOC -- Banque Natl Paris) (final           NR/NR
 maturity 11/1/26)*......................   A1+/AA+        3.65%    09/03/96      7,200       7,200,000

---------------
See Notes to Financial Statements.

                                            MOODY'S/
                                              S&P                              PRINCIPAL    AMORTIZED
                                            RATINGS+               MATURITY     AMOUNT         COST
               DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
               -----------                  ---------   ------     --------    ---------   ------------
California Pollution Control Finance
 Authority, Pacific Gas and Electric
 (LOC -- Swiss Bank) (final maturity         NR/NR
 12/1/16)*...............................   A1+/AAA        3.45%    09/04/96    $30,500    $ 30,500,000
California Pollution Control Finance
 Authority, (AMT) Shell Oil Co. Martinez   VMIG1/Aa2
 PJ-A (final maturity 10/1/24)*..........    NR/NR         3.80%    09/03/96     11,200      11,200,000
California Pollution Control Finance         P1/A2
 Authority, Southern California Edison...    A1/AA         3.40%    09/19/96      3,600       3,600,000
California Pollution Control Finance
 Authority PJ, Series B Taormina
 Industries Solid Waste Disposal
 (LOC -- Sanwa Bank Los Angeles, Sanwa     VMIG1/Aa3
 Bank, Ltd.) (final maturity 8/1/14)*....    NR/NR         3.55%    09/04/96      1,285       1,285,000
California Pollution Control Finance
 Authority, Taormina Industries Solid
 Waste Disposal (LOC -- Sanwa Bank Los
 Angeles, Sanwa Bank, Ltd.) (final         VMIG1/Aa3
 maturity 8/1/14)*.......................    NR/NR         3.55%    09/04/96      5,600       5,600,000
                                            MIG1/NR
California Revenue Anticipation Notes....   Sp1+/NR        4.50%    06/30/97     18,200      18,277,702
California Statewide Community
 Development Authority, Apartment
 Development Revenue, Series A-2 (final      NR/NR
 maturity 5/15/25)*......................    NR/AAA        3.30%    09/04/96     16,100      16,100,000
California Statewide Community
 Development Authority, Calsonic Project     NR/NR
 (final maturity 8/1/08)*................    NR/NR         3.60%    09/04/96      7,000       7,000,000
California Statewide Community
 Development Authority, North California
 Retired Officers (LOC -- Dresdner Bank    VMIG1/Aaa
 AG) (final maturity 6/1/26)*............    NR/NR         3.75%    09/03/96     26,200      26,200,000
California Statewide Community
 Development Authority, Series A-1 (final    NR/NR
 maturity 5/15/25)*......................    NR/AAA        3.30%    09/04/96      3,800       3,800,000
California Statewide Community
 Development Authority, Series A-4 (final    NR/NR
 maturity 5/15/25)*......................    NR/AAA        3.35%    09/04/96     10,000      10,000,000
California Statewide Community
 Development Authority, Series A-5 (final    NR/NR
 maturity 5/15/25)*......................    NR/AAA        3.35%    09/04/96     19,125      19,125,000
California Statewide Community
 Development Authority, Series A-6 (final    NR/NR
 maturity 5/15/25)*......................    NR/AAA        3.35%    09/04/96      1,000       1,000,000
California Statewide Community
 Development Authority, (AMT) Series A-7     NR/NR
 (final maturity 5/15/25)*...............    NR/AAA        3.40%    09/04/96      2,800       2,800,000
California Statewide Community
 Development Authority, Sutter Health
 Obligation Group (AMBAC insured) (final   VMIG1/Aaa
 maturity 7/1/15)*.......................    A1/AAA        3.75%    09/03/96      7,200       7,200,000
California Statewide Community
 Development Authority, Tax and Revenue     MIG1/NR
 Anticipation Notes, Series A............   Sp1+/NR        4.75%    06/30/97     10,000      10,059,653
California Statewide Community
 Development Corporation, Delimex Project
 Series D (LOC -- Union Bank of Canada)      NR/NR
 (final maturity 10/1/20)*...............     A1/A         3.50%    09/04/96      2,000       2,000,000

---------------
See Notes to Financial Statements.

                                            MOODY'S/
                                              S&P                              PRINCIPAL    AMORTIZED
                                            RATINGS+               MATURITY     AMOUNT         COST
               DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
               -----------                  ---------   ------     --------    ---------   ------------
Campbell California Elementary School
 District, Tax and Revenue Anticipation     MIG1/NR
 Notes...................................    NR/NR         4.50%    07/02/97    $ 2,000    $  2,008,001
                                             P1/A1
Chula Vista Industrial Development.......    A1/A1+        3.40%    09/27/96      3,000       3,000,000
Chula Vista Industrial Development, San
 Diego Gas and Electric Series A (final     VMIG1/A2
 maturity 7/1/21)*.......................     A1/A         3.65%    09/03/96      2,500       2,500,000
Chula Vista Industrial Development, (AMT)
 San Diego Gas and Electric Series B        VMIG1/A1
 (final maturity 12/1/27)*...............    A1/A+         3.40%    09/04/96     11,000      11,000,000
Chula Vista Multifamily Housing, Terra
 Nova Association Project Series A
 (LOC -- Ind. Bank of Japan, Ltd.) (final    NR/NR
 maturity 3/1/05)*.......................    A1/A+         3.50%    09/04/96      5,000       5,000,000
Contra Costa County California
 Multifamily Housing (AMT)
 (LOC -- Sumitomo Bank, Ltd.) (final         NR/NR
 maturity 8/1/32)*.......................    A1/A+         3.60%    09/04/96      8,000       8,000,000
Foothill Eastern Toll Road, Series B
 (LOC -- Morgan Guaranty Trust) (final       NR/NR
 maturity 1/2/35)*.......................   A1+/AAA        3.20%    09/05/96      6,500       6,500,000
Foothill Eastern Toll Road, Series D
 (LOC -- Industrial Bank of Japan) (final    NR/NR
 maturity 1/2/35)*.......................     A1/A         3.35%    09/05/96     13,500      13,500,000
Fremont California Certificates of
 Participation, Building and Equipment
 Project (LOC -- Sumitomo Bank, Ltd.)        NR/NR
 (final maturity 7/1/15)*................     A1/A         3.45%    09/05/96      4,250       4,250,000
Fremont California Multifamily Housing,
 Creekside Village Apartments, Series D
 (LOC -- Fuji Bank, Ltd.) (final maturity  VMIG1/Aa2
 9/1/07)*................................    NR/AAA        3.20%    09/05/96     10,000      10,000,000
Huntington Beach Multifamily Housing,
 Huntington Breakers, Series A
 (LOC -- Sumitomo Bank, Ltd.) (final        VMIG1/A1
 maturity 7/1/14)*.......................    NR/NR         3.50%    09/04/96     10,300      10,300,000
Indio California Multifamily Housing,
 Western Federal Savings Project
 (LOC -- Wells Fargo Bank SF) (final         NR/NR
 maturity 6/1/05)*.......................     A1/A         3.50%    09/05/96      3,055       3,055,000
Irvine Improvement Board Act 1915,
 District 89-10 (LOC -- National
 Westminster PLC) (final maturity          VMIG1/Aa2
 9/2/15)*................................    A1+/AA        3.75%    09/03/96      1,100       1,100,000
Irvine Improvement Board Act 1915,
 District 94-15 (LOC -- Dai-Ichi Kangyo,    VMIG1/A1
 LA) (final maturity 9/2/20)*............    A-1/A         3.80%    09/03/96      7,900       7,900,000
Irvine Ranch Water District
 (LOC -- Landesbank Hessen NY) (final        NR/NR
 maturity 10/1/05)*......................    A1/NR         3.80%    09/03/96      1,100       1,100,000
Irvine Ranch Water District, Series B
 (LOC -- Landesbank Hessen NY) (final        NR/NR
 maturity 10/1/04)*......................    A1/NR         3.70%    09/03/96      2,500       2,500,000
Kern High School District, Tax and           NR/NR
 Revenue Anticipation Notes..............   Sp1+/NR        4.50%    07/31/97     10,000      10,052,786
Los Angeles Community Multifamily
 Housing, Grand Promenade Project
 (LOC -- Tokai Bank, LA and Barclays Bank    NR/NR
 PLC) (final maturity 12/1/10)*..........   A1+/AAA        3.25%    09/05/96     15,000      15,000,000

---------------
See Notes to Financial Statements.

                                            MOODY'S/
                                              S&P                              PRINCIPAL    AMORTIZED
                                            RATINGS+               MATURITY     AMOUNT         COST
               DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
               -----------                  ---------   ------     --------    ---------   ------------
                                             P1/NR
Los Angeles County.......................    A1/NR         3.50%    09/30/96    $ 3,500    $  3,500,000
                                             P1/NR
Los Angeles County.......................    A1/NR         3.50%    09/19/96      2,000       2,000,000
Los Angeles County Metropolitan              P1/NR
 Transportation Authority................    A1/NR         3.55%    10/18/96      3,000       3,000,000
Los Angeles County Metropolitan              P1/NR
 Transportation Authority................    A1/NR         3.45%    09/05/96      5,600       5,600,000
Los Angeles County Metropolitan
 Transportation Authority (MBIA insured)   VMIG1/Aaa
 (final maturity 7/1/20)*................   A1+/AAA        3.20%    09/05/96     11,500      11,500,000
Los Angeles County Multifamily Housing,
 (AMT) Sand Canyon Villas
 (LOC -- Industrial Bank of Japan) (final   VMIG1/A1
 maturity 11/1/09)*......................    NR/NR         3.60%    09/04/96      2,000       2,000,000
Los Angeles County Pension Obligation,
 Series A (AMBAC insured) (final maturity  VMIG1/Aaa
 6/30/07)*...............................   A1+/AAA        3.20%    09/04/96     27,200      27,200,000
Los Angeles County Public Works, Series A
 (MBIA insured) (final maturity              NR/Aaa
 9/1/97)*................................    NR/AAA        4.50%    09/01/97      5,000       5,030,004
Los Angeles Multifamily Housing, (AMT)
 Channel Gateway Apartments, Series B
 (LOC -- Fuji Bank, Ltd.) (final maturity   VMIG1/A1
 8/1/19)*................................    NR/NR         3.70%    09/05/96      1,700       1,700,000
Los Angeles Unified School District, Tax
 and Revenue Anticipation Notes             MIG1/NR
 Series A................................   Sp1+/NR        4.50%    06/30/97     11,000      11,061,329
Los Angeles Unified School District, Tax
 and Revenue Anticipation Notes             MIG1/NR
 Series B................................   Sp1+/NR        4.50%    09/30/97      2,500       2,516,127
                                             P1/NR
Los Angeles Wastewater System............    A1/NR         3.45%    09/12/96      4,750       4,750,000
Metropolitan Water District Southern
 California Waterworks, Series A (AMBAC    VMIG1/Aaa
 insured) (final maturity 6/1/23)*.......   A1+/AAA        3.20%    09/05/96     18,600      18,600,000
Midway School District Certificates of
 Participation Capital Project
 (LOC -- Union Bank of CA) (final            NR/NR
 maturity 2/1/17)*.......................    A1/A+         3.40%    09/05/96      3,715       3,715,000
Monterey County Financing Authority,
 Reclamation and Distribution Projects
 (LOC -- Dai-Ichi Kangyo, LA) (final        VMIG1/A1
 maturity 9/1/36)*.......................    NR/NR         3.50%    09/05/96      4,100       4,100,000
Monterey Peninsula Water Management
 District, Reclamation Project (LOC
 Sumitomo Bank)(final maturity              VMG1/A1
 7/1/22)*................................    A1/A+         3.50%    09/05/96     12,300      12,300,000
M-S-R Public Power Agency, Series B, San
 Juan Project (AMBAC insured) (final       VMIG1/Aaa
 maturity 7/1/22)*.......................   A1+/AAA        3.30%    09/05/96      2,000       2,000,000
Newport Beach Hoag Memorial Hospital        VMIG1/A1
 (final maturity 10/1/22)*...............    A1+/AA        3.70%    09/03/96     22,850      22,850,000
Orange County Apartment Development, Bear
 Brand Apartments (LOC -- Fuji Bank,       VMIG1/Aa2
 Ltd.) (final maturity 11/1/07)*.........    NR/NR         3.30%    09/05/96      7,000       7,000,000

---------------
See Notes to Financial Statements.

                                            MOODY'S/
                                              S&P                              PRINCIPAL    AMORTIZED
                                            RATINGS+               MATURITY     AMOUNT         COST
               DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
               -----------                  ---------   ------     --------    ---------   ------------
Orange County Apartment Development,
 Laguna Summit Apartments (LOC -- Tokai     VMIG2/A2
 Bank, Ltd.) (final maturity 11/1/08)*...    NR/NR         3.40%    09/03/96    $ 7,500    $  7,500,000
Orange County Housing Authority, Costa
 Partner Development BB (LOC -- Tokai       VMIG2/A2
 Bank, NY) (final maturity 12/1/09)*.....    NR/NR         3.45%    09/04/96      4,500       4,500,000
Orange County Improvement Board Irvine
 Coast District 88-1 (LOC -- Societe
 Generale, Kredietbank N.V.) (final        VMIG1/Aa2
 maturity 9/2/18)*.......................   A1+/AA-        3.65%    09/03/96     34,682      34,682,000
Orange County Pointe Niguel Project,
 Series C (LOC -- First Interstate         VMIG1/Aa3
 Bancorp) (final maturity 11/1/05)*......    NR/NR         3.70%    09/05/96     13,000      13,000,000
Orange County Sanitation District 1, 2 &
 3 Certificates of Participation (AMBAC    VMIG1/Aaa
 Insured) (final maturity 8/1/13)*.......   A1+/AAA        3.20%    09/05/96     16,700      16,700,000
                                             P1/AAA
Orange County Water......................   A1+/AAA        3.55%    09/10/96      4,000       4,000,000
Palm Springs Industrial Development
 Authority Revenue, BP Hldgs Project
 Series A (LOC -- Union Bank of CA)          NR/NR
 (final maturity 8/5/19)*................     A1/A         3.55%    09/05/96      4,600       4,600,000
Placer Unified High School District (FGIC   MIG1/NR
 insured)................................   Sp1+/NR        4.45%    09/07/97      3,700       3,718,426
Redlands Certificates of Participation
 (FGIC insured) (final maturity            VMIG1/Aaa
 9/1/17)*................................   A1+/AAA        3.30%    09/04/96      3,735       3,735,000
Riverside County Community Facilities
 District, California Oaks                   NR/NR
 Project No 85-2.........................    NR/NR         8.30%    09/01/96      8,375       8,542,500
Riverside County Industrial Development,
 (AMT) Advanced Business Forms Inc
 Project (LOC -- First National Bank)      VMIG1/Aaa
 (final maturity 4/1/14)*................    NR/NR         3.30%    09/05/96      1,500       1,500,000
Riverside County Industrial Development,
 (AMT) Cryogenic Project Issue B
 (LOC -- Rabobank Nederland) (final        VMIG1/Aaa
 maturity 7/5/14)*.......................    NR/NR         3.30%    09/05/96      1,400       1,400,000
Riverside County Industrial Development,
 (AMT) Riverfront/Crest Steel
 (LOC -- First Natl Bank) (final maturity  VMIG1/Aaa
 4/1/09)*................................    NR/NR         3.30%    09/05/96      3,050       3,050,000
Riverside County Tax and Revenue             P1/A1
 Anticipation............................     A1/A         3.70%    09/04/96      1,500       1,500,000
                                             P1/A1
Riverside County Tax Anticipation........     A1/A         3.60%    09/05/96      3,000       3,000,000
Sacramento County Multifamily Housing
 Revenue, Series C (LOC -- Dai Ichi         VMIG1/A1
 Kangyo) (final maturity 4/15/07)*.......    A1/A+         3.50%    09/05/96      1,600       1,600,000
Sacramento County Multifamily Housing
 Woodbridge Apartments, Series 85-A
 (LOC -- Dai Ichi Kangyo) (final maturity   VMIG1/A1
 4/15/07)*...............................    A1/A+         3.50%    09/05/96     15,400      15,400,000
San Bernardino County Certificates of
 Participation (LOC -- Canadian Imperial   VMIG1/Aa3
 Bank) (final maturity 7/1/15)*..........    NR/NR         3.30%    09/04/96      4,000       4,000,000

---------------
See Notes to Financial Statements.

                                            MOODY'S/
                                              S&P                              PRINCIPAL    AMORTIZED
                                            RATINGS+               MATURITY     AMOUNT         COST
               DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
               -----------                  ---------   ------     --------    ---------   ------------
San Bernardino County Tax and Revenue
 Anticipation Notes (LOC -- Toronto
 Dominion Bank, Landesbank                  MIG1/NR
 Hessen, NY).............................   Sp1+/NR        4.50%    06/30/97    $ 6,000    $  6,029,868
San Diego Housing Authority Country Hills    NR/NR
 Apartments (final maturity 8/15/13)*....   A1+/AAA        3.30%    09/04/96      3,300       3,300,000
San Diego Housing Authority La Cima
 Apartments (LOC -- Citibank) (final        VMIG1/A2
 maturity 12/1/08)*......................    NR/NR         3.25%    09/05/96      1,000       1,000,000
San Diego Housing Authority Series 1985 L
 Multifamily Housing Noble Court
 Apartments (LOC -- Citibank)(final        VMIG1/Aa3
 maturity 12/1/08)*......................    NR/NR         3.25%    09/05/96      3,915       3,915,000
San Diego County Tax and Revenue
 Anticipation Notes (LOC -- Bank of         MIG1/NR
 Paris, National Westminster)............    Sp1/NR        4.50%    09/30/96     15,000      15,014,656
San Diego County Tax and Revenue
 Anticipation Notes (LOC -- Commerzbank
 Aktiengeself) (final maturity              MIG1/NR
 9/30/97)*...............................   Sp1+/NR        4.38%    09/30/97     10,000      10,053,300
San Diego Unified School District Tax and
 Revenue Anticipation Notes Series A        MIG1/NR
 (LOC -- Westdeutsche Landesbank)........    NR/NR         4.75%    10/10/96      2,000       2,002,796
San Francisco City and County Multifamily
 Housing, Fillmore Center, Series B-1
 (LOC -- Bank of Nova Scotia) (final         NR/NR
 maturity 12/1/17)*......................   A1+/AA-        3.40%    09/04/96      5,000       5,000,000
San Francisco City and County Multifamily
 Housing, Winterland Project, Series 85-C
 (LOC -- Citibank, NY) (final maturity       NR/NR
 6/1/06)*................................   A1+/AA-        3.45%    09/03/96      1,600       1,600,000
San Francisco City and County Tax and       MIG1/NR
 Revenue Anticipation Notes..............   SP1+/NR        4.75%    09/19/96     21,265      21,273,684
Santa Ana Unified School District,
 Certificates of Participation
 (LOC -- Banque Natl de Paris) (final      VMIG1/Aa3
 maturity 7/1/15)*.......................    NR/NR         3.40%    09/04/96      4,400       4,400,000
Santa Clara Electric Revenue, Series A
 (LOC -- National Westminster Bank, PLC)   VMIG1/Aa2
 (final maturity 7/1/10)*................    NR/NR         3.30%    09/04/96      1,000       1,000,000
Santa Clara County Housing Authority
 Foxchase Apartments (FGIC insured)        VMIG1/Aaa
 (final maturity 11/1/07)*...............   A1+/AAA        3.20%    09/05/96      3,000       3,000,000
Santa Cruz County Office of Education Tax    NR/NR
 and Revenue Anticipation Notes..........   Sp1+/NR        4.50%    06/30/97     22,150      22,264,621
Santa Cruz Industrial Development
 Authority, (AMT) Wilson Entitles LTD
 Project (LOC -- Bank of Tokyo) (final       NR/NR
 maturity 11/1/18)*......................    A1/A+         3.50%    09/04/96      1,575       1,575,000
Simi Valley Multifamily Housing Lincoln
 Wood Ranch (LOC -- Sumitomo Bank, Ltd.)     NR/NR
 (final maturity 6/1/10)*................     A1/A         3.45%    09/05/96      7,500       7,500,000
Southeast Recovery Facility, Series A
 (AMT) (LOC -- Industrial Bank of Japan,    VMIG1/A1
 Ltd.) (final maturity 12/1/18)*.........    A1/A+         3.55%    09/04/96     10,000      10,000,000
Southeast Recovery Facility, Series B
 (AMT) (LOC -- Industrial Bank of Japan,    VMIG1/A1
 Ltd.) (final maturity 12/1/18)*.........     A1/A         3.60%    09/04/96      3,300       3,300,000

---------------
See Notes to Financial Statements.

                                            MOODY'S/
                                              S&P                              PRINCIPAL    AMORTIZED
                                            RATINGS+               MATURITY     AMOUNT         COST
               DESCRIPTION                 (UNAUDITED)   RATE        DATE        (000)       (NOTE 2)
               -----------                  ---------   ------     --------    ---------   ------------
Southern California Metropolitan Water       P1/NR
 District................................    A1+/NR        3.45%    09/12/96    $ 5,700    $  5,700,000
Southern California Metropolitan Water       P1/NR
 District................................    A1+/NR        3.45%    09/05/96      3,000       3,000,000
Southern California Public Power
 Authority, Palo Verde Project (AMBAC      VMIG1/Aaa
 insured)................................   A1+/AAA        3.30%    09/04/96     25,000      25,000,000
Tahoe-Truckee Unified School District        NR/NR
 (FGIC insured)..........................   Sp1+/NR        4.45%    09/04/97      4,000       4,019,920
Vallejo Industrial Development Authority,
 Meyer Cookware Project Series. A (AMT)
 (LOC -- Mitsubishi Bank, Ltd.) (final       NR/NR
 maturity 12/1/23)*......................    A1+/AA        3.70%    09/04/96      3,300       3,300,000
Washington Township Hospital Series A
 (LOC -- Industrial Bank of Japan) (final   VMIG1/A1
 maturity 1/1/16)*.......................    NR/NR         3.45%    09/05/96      9,100       9,100,000
                                                                                           ------------
TOTAL INVESTMENTS (AMORTIZED COST
 $823,845,186)(A) -- 99.7%...............                                                   823,845,186
Other assets in excess of
 liabilities -- 0.3%.....................                                                     2,745,498
                                                                                           ------------
NET ASSETS -- 100%.......................                                                  $826,590,684
                                                                                           ============

---------------
Percentages indicated are based on net assets of $826,590,684.
(a) Cost for federal income tax and financial reporting is substantially the same.

LOC    -- Letter of Credit.
AMT   -- Interest on securities subject to Federal Alternative Minimum Tax.
AMBAC -- American Municipal Bond Assurance Corporation.
FGIC   -- Financial Guaranty Insurance Company.
MBIA  -- Municipal Bond Insurance Association.

+ The ratings provided consist of short-term and long-term ratings for both Moody's and S&P. The first row consists of the short-term/long-term Moody's ratings and the second row consists of short-term/long-term S&P ratings.
* Variable rate security. Maturity date reflects the later of the next rate change date or the next put date.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                          CALIFORNIA
                                                          TAX-EXEMPT      TAX-EXEMPT
                                                            MONEY        MONEY MARKET
                                                             FUND            FUND
                                                         ------------    ------------
ASSETS:
  Investment in securities, at value (amortized cost
    $393,383,722 and $823,845,186, respectively)......   $393,383,722    $823,845,186
  Receivable for Portfolio shares sold................        632,982      12,304,426
  Cash................................................             --         200,479
  Interest receivable.................................      2,341,497       4,749,467
  Receivable for investment securities sold...........     37,000,000      25,095,000
  Deferred organization costs.........................             --              --
  Prepaid expenses....................................            207             164
                                                         ------------    ------------
Total assets..........................................    433,358,408     866,194,722
                                                         ------------    ------------
LIABILITIES:
  Cash overdraft......................................        196,128              --
  Administration fees payable.........................         34,985          70,592
  Payable to Administrator............................             --           5,000
  Advisory fees payable...............................         34,985          70,592
  Special management fees payable
    (Pacific Horizon Shares)..........................         13,218         133,226
  Service organization fees payable
    (Horizon Service Shares)..........................         23,907          72,397
  Due to custodian....................................         45,167          44,659
  Dividends payable...................................      1,088,382       2,093,543
  Payable for Portfolio shares redeemed...............      3,389,861       4,450,514
  Payable for investment securities purchased.........     31,974,226      32,391,646
  Other accrued expenses..............................        103,006         271,869
                                                         ------------    ------------
Total liabilities.....................................     36,903,865      39,604,038
                                                         ------------    ------------
NET ASSETS............................................   $396,454,543    $826,590,684
                                                         ============    ============
Net Assets:
  Pacific Horizon Shares..............................   $ 46,573,508    $467,736,410
  Horizon Shares......................................    241,808,072              --
  Horizon Service Shares..............................    108,072,963     358,854,274
                                                         ------------    ------------
                                                         $396,454,543    $826,590,684
                                                         ============    ============
Shares Outstanding ($0.001 par value):
  Pacific Horizon Shares..............................     46,591,831     467,716,587
  Horizon Shares......................................    241,924,940              --
  Horizon Service Shares..............................    108,084,841     358,860,957
                                                         ------------    ------------
Total Shares Outstanding..............................    396,601,612     826,577,544
                                                         ============    ============
NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE..........................          $1.00           $1.00
                                                                 ----            ----
                                                                 ----            ----
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par......................   $    396,602    $    826,578
  Additional paid-in capital..........................    396,205,010     825,686,846
  Accumulated net realized gains (losses).............       (147,069)         14,959
  Accumulated undistributed net investment income.....             --          62,301
                                                         ------------    ------------
NET ASSETS, AUGUST 31, 1996...........................   $396,454,543    $826,590,684
                                                         ============    ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Operations
For the six months ended August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                           CALIFORNIA
                                                            TAX-EXEMPT     TAX-EXEMPT
                                                              MONEY       MONEY MARKET
                                                               FUND           FUND
                                                            ----------    ------------
INVESTMENT INCOME:
  Interest...............................................   $7,031,855    $13,005,722
                                                            ----------    -----------
EXPENSES:
  Advisory fees..........................................      203,528        388,910
  Administration fees....................................      203,528        388,910
  Special management fees
    (Pacific Horizon Shares).............................       80,657        852,582
  Service organization fees
    (Horizon Service Shares).............................       88,407        306,196
  Custodian fees and expenses............................       60,949         70,415
  Transfer agent fees and expenses.......................       20,065         22,266
  Insurance expense......................................        6,884         10,903
  Directors' fees........................................        5,733         11,388
  Audit fees.............................................       27,791         26,601
  Legal fees.............................................       10,298         17,774
  Reports to shareholders................................        7,191         30,582
  Registration fees......................................       31,595         30,945
  Other expenses.........................................        2,669          1,902
                                                            ----------    -----------
  Total Expenses.........................................      749,295      2,159,374
                                                            ----------    -----------
Net Investment Income....................................    6,282,560     10,846,348
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on securities
    transactions.........................................       (1,528)        51,548
                                                            ----------    -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS........................................   $6,281,032    $10,897,896
                                                            ==========    ===========

---------------
See Notes to Financial Statements.

                     [This page intentionally left blank.]

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 TAX-EXEMPT MONEY FUND
                                                           ---------------------------------
                                                            SIX MONTHS
                                                               ENDED
                                                            AUGUST 31,         YEAR ENDED
                                                               1996           FEBRUARY 29,
                                                            (UNAUDITED)           1996
                                                           -------------     ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.................................    $   6,282,560     $    15,492,137
 Net realized gains (losses) on securities
   transactions........................................           (1,528)            (26,497)
                                                           -------------     ---------------
Net increase in net assets resulting from operations...        6,281,032          15,465,640
                                                           -------------     ---------------
Dividends to Shareholders from Net Investment Income:
 Pacific Horizon Shares................................         (719,697)         (1,537,268)
 Horizon Shares........................................       (4,535,888)        (12,434,866)
 Horizon Service Shares................................       (1,026,975)         (1,520,003)
                                                           -------------     ---------------
Total dividends to shareholders from net investment
 income................................................       (6,282,560)        (15,492,137)
                                                           -------------     ---------------
Fund Share Transactions:
 (at $1.00 per share) (Note 6)
 Net proceeds from shares subscribed...................      780,246,580       1,664,730,698
 Net asset value of shares issued to shareholders in
   reinvestment of dividends...........................        1,001,997           2,933,894
 Cost of shares redeemed...............................     (771,798,272)     (1,739,055,031)
                                                           -------------     ---------------
 Net increase (decrease) in net assets from Fund share
   transactions........................................        9,450,305         (71,390,439)
                                                           -------------     ---------------
Total Increase (Decrease)..............................        9,448,777         (71,416,936)
NET ASSETS:
 Beginning of period...................................      387,005,766         458,422,702
                                                           -------------     ---------------
 End of period (Including undistributed net investment
   income of $62,301 and $62,301, respectively, for the
   California Tax-Exempt Money Market Fund)............    $ 396,454,543     $   387,005,766
                                                           ================  =================

---------------
See Notes to Financial Statements.

--------------------------------------------------------------------------------

        CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
    ------------------------------------------------
      SIX MONTHS
         ENDED
      AUGUST 31,                       YEAR ENDED
         1996                         FEBRUARY 29,
      (UNAUDITED)                         1996
    ---------------                  ---------------
    $    10,846,348                  $    16,385,527
             51,548                          (20,587)
    ---------------                  ---------------
         10,897,896                       16,364,940
    ---------------                  ---------------
         (7,362,327)                     (11,850,877)
                 --                               --
         (3,484,021)                      (4,534,650)
    ---------------                  ---------------
        (10,846,348)                     (16,385,527)
    ---------------                  ---------------
      1,181,662,328                    1,662,493,881
          7,573,690                       15,008,295
     (1,094,092,442)                  (1,220,731,474)
    ---------------                  ---------------
         95,143,576                      456,770,702
    ---------------                  ---------------
         95,195,124                      456,750,115
        731,395,560                      274,645,445
    ---------------                  ---------------
    $   826,590,684                  $   731,395,560
    ===============                  ===============

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

    Pacific Horizon Funds, Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940 as amended (the "Act"), as an open-end management investment company. At August 31, 1996, the Fund operated as a series company comprising seventeen portfolios. The accompanying financial statements and notes are those of the Pacific Horizon Tax-Exempt Money Fund (the "Tax-Exempt Fund") and Pacific Horizon California Tax-Exempt Money Market Fund (the "California Tax-Exempt Fund") (collectively, the "Portfolios") only. The Portfolios seek to achieve their objectives through investment in variety of money market instruments. See "Pacific Horizon Tax-Exempt Money Market Funds" found in the "Interview with Your Portfolio Manager" section of this report, for the Portfolios' respective investment objectives.

    The Tax-Exempt Fund issues three classes of shares (Pacific Horizon Shares, Horizon Shares and Horizon Service Shares) while the California Tax-Exempt Fund issues two classes of shares (Pacific Horizon Shares and Horizon Service Shares). The California Tax-Exempt Fund is authorized to issue a third and fourth class of shares (Horizon and X Shares). Pacific Horizon Shares, Horizon Shares, Horizon Service Shares and X Shares are substantially the same except that Pacific Horizon Shares bear the fees payable under the Fund's Special Management Services Agreement at an annual rate of 0.32% of the average daily net asset value of the outstanding Pacific Horizon Shares while Horizon Service Shares bear the fees payable, under the Shareholder Services Plan, to institutions ("Service Organizations"), that provide support services to their clients who beneficially own such shares at an annual rate of 0.25% of the average daily net asset value of the outstanding Horizon Service Shares. The California Tax-Exempt Fund has adopted a Distribution and Services Plan under which the Fund pays the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of such Fund's X Shares. For the period ended August 31, 1996, there were no payments made under the Distribution and Services Plan.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. Concord Holding Corporation ("Concord") serves as the Fund's administrator and Concord Financial Group, Inc. (the "Distributor"), a wholly owned subsidiary of Concord, serves as the distributor of the Fund's shares. Effective March 29, 1995, Concord became a wholly owned subsidiary of The BISYS Group, Inc. ("BISYS").

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting policies. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A) PORTFOLIO VALUATIONS:

    Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between principal amount due at maturity and cost. In addition, the portfolios may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

B) SECURITY TRANSACTIONS AND
   INVESTMENT INCOME:

    Securities transactions are recorded on trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily.

C) DIVIDENDS TO SHAREHOLDERS:

    Dividends are declared daily to shareholders of record at the close of business on the day of declaration and paid monthly. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of any Portfolio can be offset by capital loss carryovers from the Portfolio, such gains will not be distributed. Dividends and distributions are recorded by each Portfolio on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

D) FEDERAL INCOME TAXES:

    For federal income tax purposes, each Portfolio is treated as a separate entity for the purpose of determining the Portfolio's qualification as a regulated investment company under the Internal Revenue Code (the "Code"). It is the policy of the Fund that each Portfolio comply with the requirements of the Code applicable to regulated investment companies, including the requirement that each Portfolio distribute substantially all of its taxable and tax-exempt income to shareholders. There-fore, no federal income tax provision is required. At August 31, 1996, the cost of securities in each Portfolio for federal income tax purposes was substantially the same as for financial reporting purposes.

    At February 29, 1996, the Portfolios had the following capital loss carryovers:

                              CAPITAL
                               LOSS        EXPIRATION
          FUND               CARRYOVER        DATE
-------------------------    ---------     ----------
Tax-Exempt Fund..........    $ 35,348         1997
                               16,664         1998
                               14,011         2000
                               71,218         2002
                               19,132         2003
                               36,425         2004
                             ---------
                             $192,798
                             ---------
California Tax-Exempt
 Fund....................    $  5,893         2001
                                6,223         2002
                               25,132         2004
                             ---------
                             $ 37,248
                             ---------

    To the extent these capital loss carryovers are used to offset future net realized gains on securities transactions, the gains so offset will not be distributed to shareholders, to the extent provided by the regulations under the Code. Capital losses incurred after October 31, 1995 and within the fiscal year are deemed to arise on the first business day of the following fiscal year. The Tax-Exempt Fund incurred and elected to defer such losses of $3,837.

E) OTHER:

    The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio, while Fund expenses which are attributable to more than one portfolio of the Fund are allocated among the respective Portfolios. The investment income and the expenses (other than expenses incurred under the Special Management Services Agreement and Shareholder Services Plan) of each Portfolio are allocated to the separate classes of shares based upon their relative shares.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolios have an Investment Advisory Agreement with Bank of America and a Basic Administrative Services Agreement with Concord. Bank of America is entitled to a fee from each Portfolio, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Portfolio's first $3 billion of net assets, plus 0.09% of each Portfolio's next $2 billion of net assets, plus 0.08% of each Portfolio's net assets in excess of $5 billion. Concord is entitled to a fee from each Portfolio, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Portfolio's first $7 billion of net assets, plus 0.09% of each Portfolio's next $3 billion of net assets, plus 0.08% of each Portfolio's net assets in excess of $10 billion.

    The agreements provide that if, in any fiscal year, the aggregate expenses of any Portfolio (generally excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed the most restrictive expense limitation of any state having jurisdiction over that Portfolio, then Bank of America and Concord will reimburse the Portfolio for any such excess expenses. As of August 31, 1996, the most restrictive expense limitation is believed to limit expenses to 2.5% of the first $30 million of each Portfolio's average daily net assets, plus 2.0% of the next $70 million of such assets plus 1.5% of such assets in excess of $100 million. The agreements provide that such reimbursements will be estimated on a monthly basis. No reimbursement was required for the six months ended August 31, 1996.

    The Portfolios have entered into a Special Management Service Agreement ("Services Agreement") pursuant to which they agree to pay Bank of America and Concord a fee for various services relating to Pacific Horizon Shares. The special management services fee is accrued daily at an annual rate of 0.32% of the average daily net asset value of the outstanding Pacific Horizon Shares of each Portfolio, and this is borne solely by the Pacific Horizon Shares. For the six months ended August 31, 1996, the Portfolios were advised that Concord, Bank of America and their affiliates earned the following amounts pursuant to the Services Agreement:

                                             AFFILIATES OF
                         BANK OF                BANK OF
          FUND           AMERICA   CONCORD      AMERICA
------------------------ -------   -------   -------------
Tax-Exempt Fund......... $54,490   $2,709       $ 7,983
California Tax-Exempt
 Fund................... 409,618    3,982        30,991

    The Portfolios have also adopted a Shareholder Services Plan (the "Horizon Service Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Portfolios of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares. Service Organizations may include the Distributor, Bank of America and their affiliates. For the six months ended August 31, 1996, the Portfolios were advised that affiliates of Bank of America earned the following amounts pursuant to the Horizon Service
Plan:

               FUND
----------------------------------
Tax-Exempt Fund...................    $ 87,241
California Tax-Exempt Fund........     274,454

    The California Tax-Exempt Fund has adopted a Distribution and Services Plan under which the Fund pays the Distributor and service organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of such Fund's X Shares. For the period ended August 31, 1996, there were no payments made under the Distribution and Services Plan.

    Prior to February 29, 1996,
BankAmerica Corporation obtained a letter of credit issued by a third-party financial institution which guaranteed the payment of principal and interest of a security issued by Orange County California that was held by the California Tax-Exempt Fund. This letter of credit enabled the security, together with the letter of credit, to be valued at par. BankAmerica Corporation has agreed to reimburse the third-party financial institution to the extent any portion of this letter of credit is drawn down. During the period ended August 31, 1996, this letter of credit expired. The

Orange County California securities previously held by the California Tax-Exempt Fund were substituted with new issues from Orange County, which do not require such letter of credit.

    For the six months ended August 31, 1996, the Tax-Exempt Fund and California Tax-Exempt Fund incurred legal charges totaling $10,298 and $17,774 respectively, which were earned by a law firm, a partner of which serves as Secretary to the Fund. Certain officers of the Fund are "affiliated persons" (as defined in the Act) of BISYS.

    Concord Financial Services, Inc., a wholly owned subsidiary of Concord, acts as transfer agent for the Horizon class of shares for the Tax-Exempt Fund. For the six months ended August 31, 1996 Concord Financial Services, Inc. earned $14,483 from the Tax-Exempt Fund.

    Effective December 11, 1995, BISYS Fund Services, also a wholly owned subsidiary of BISYS, serves the Fund as transfer agent and dividend disbursing agent for the Pacific Horizon Shares and Horizon Service Shares of each Portfolio. In this capacity for the Portfolios, BISYS Fund Services earned $6,838 and $10,667 from the Tax-Exempt Fund and California Tax-Exempt Fund, respectively, for the period from December 11, 1995 through February 29, 1996. Prior to December 11, 1995, an unaffiliated party provided these services.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Fund is entitled to an annual retainer of $25,000, plus $1,000 for each day the Director participates in all or part of a Board or Committee meeting and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Fund's President is entitled to an annual salary of $20,000 for services as President. The former President and Chairman of the Funds receives an additional $40,000 per year through February 28, 1997 in consideration for his years of service. Total charges for Directors' fees incurred for the six months ended August 31, 1996 were $5,733 and $11,388 for the Tax-Exempt Fund and California Tax-Exempt Fund, respectively.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs to the Tax-Exempt Fund and California Tax-Exempt Fund pursuant to the Retirement Plan amounted to $2,576 and $1,840, respectively, for the six months ended August 31, 1996.

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Tax-Exempt Fund invests substantially all of its assets in a diversified portfolio of tax-exempt debt obligations. The California Tax-Exempt Fund invests substantially all of its assets in a nondiversified portfolio of tax-exempt debt obligations primarily consisting of issuers in the State of California. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments.

    The Tax-Exempt Fund and the California Tax-Exempt Fund had the following concentrations by industry sector at August 31, 1996 ( as a percentage of total investments):

                                      CALIFORNIA
                         TAX-EXEMPT   TAX-EXEMPT
                            FUND         FUND
                         ----------   ----------
Airport Facilities......       --         0.91%
Certificates of
 Participation..........       --         2.07
Educational
 Facilities.............     6.12%        3.36
General Obligations.....     8.69         2.85
Health Care & Hospital
 Management.............     5.83           --
Health & Medical
 Facilities.............     6.02         2.26
Housing Development.....     7.04         1.63
Industrial
 Development............     5.91         1.90
Leasing.................       --         2.27
Pollution Control &
 Waste Facilities.......     2.71         9.42
Power Projects..........     2.79         2.92
Property Development
 Project................       --         1.42
Public Facilities.......       --         2.48
Revenue.................    30.11        36.89
Sales Tax Revenue.......       --         3.75
Sewer Projects..........       --         3.53
Transit Projects........       --         2.87
Utility Projects........     3.45         4.10
Water Projects..........     2.91        13.51
Other...................    18.42         1.86
                            -----        -----
                           100.00%      100.00%
                           ======       ======

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    At August 31, 1996, there were 200 billion shares of the Fund's $0.001 par value Common Stock authorized, of which 7.5 billion shares were classified as Class I Common Stock (Tax-Exempt Fund -- 1.5 billion Pacific Horizon Shares, 3 billion Horizon Shares and 3 billion Horizon Service Shares) and 2 billion shares were classified as Class J Common Stock (California Tax-Exempt Fund -- 1 billion Pacific Horizon Shares, 500 million Horizon Shares, 500 million Horizon Service Shares and 1 billion X Shares).

    Transactions in shares of each Portfolio (at $1.00 per share) for the periods indicated are summarized below:

SIX MONTHS ENDED AUGUST                  CALIFORNIA
       31, 1996           TAX-EXEMPT     TAX-EXEMPT
      (UNAUDITED)            FUND           FUND
-----------------------  ------------   ------------
Pacific Horizon Shares:
 Shares sold...........   83,589,207     560,880,091
 Shares issued to
   shareholders in
   reinvestment of
   dividends...........      536,759       5,549,519
 Shares redeemed.......  (87,170,731)   (826,535,706)
                         ------------   ------------
Net decrease in Pacific
 Horizon Shares........   (3,044,765)    (60,106,096)
                         ------------   ------------
Horizon Shares:
 Shares sold...........  526,465,753             --
 Shares issued to
   shareholders in
   reinvestment of
   dividends...........        54,257            --
 Shares redeemed.......  (587,412,797)           --
                         ------------   ------------
Net decrease in Horizon
 Shares................   (60,892,787)           --
                         ------------   ------------
Horizon Service Shares:
 Shares sold...........   170,191,620    620,782,237
 Shares issued to
   shareholders in
   reinvestment of
   dividends...........       410,981      2,024,171
 Shares redeemed.......   (97,214,744)  (467,556,736)
                         ------------   ------------
Net increase in Horizon
 Service Shares........    73,387,857    155,249,672
                         ------------   ------------
Total increase in
 Portfolio shares......     9,450,305     95,143,576
                         ============   ============

                                          CALIFORNIA
 YEAR ENDED FEBRUARY      TAX-EXEMPT      TAX-EXEMPT
       29, 1996              FUND            FUND
----------------------  --------------   ------------
Pacific Horizon
 Shares:
 Shares sold..........     235,312,433   933,156,275
 Shares issued to
   shareholders in
   reinvestment of
   dividends..........       1,213,275    10,635,100
 Shares redeemed......    (224,352,700) (602,410,729)
                        --------------   -----------
Net increase in
 Pacific Horizon
 Shares...............      12,173,008   341,380,646
                        --------------   -----------
Horizon Shares:
 Shares sold..........   1,284,276,610            --
 Shares issued to
   shareholders in
   reinvestment of
   dividends..........         517,254            --
 Shares redeemed......  (1,363,886,192)           --
                        --------------   -----------
Net decrease in
 Horizon Shares.......     (79,092,328)           --
                        --------------   -----------
Horizon Service
 Shares:
 Shares sold..........     145,141,655   729,337,606
 Shares issued to
   shareholders in
   reinvestment of
   dividends..........       1,203,365     4,373,195
 Shares redeemed......    (150,816,139) (618,320,745)
                        --------------   -----------
Net increase
 (decrease) in Horizon
 Service Shares.......      (4,471,119)  115,390,056
                        --------------   -----------
Total increase
 (decrease) in
 Portfolio shares.....     (71,390,439)  456,770,702
                        ==============   ===========

PACIFIC HORIZON TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED              YEAR ENDED               PERIOD
                                    AUGUST 31,    ---------------------------      ENDED
                                       1996       FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                    (UNAUDITED)       1996           1995         1994(A)
                                    -----------   ------------   ------------   ------------
PACIFIC HORIZON SHARES
Net asset value per share,
  beginning of year...............    $  1.00       $   1.00       $   1.00       $   1.00
                                      -------        -------        -------        -------
Income from Investment Operations:
  Net investment income...........     0.0144         0.0327         0.0253         0.0124
Less dividends from net investment
  income..........................    (0.0144)       (0.0327)       (0.0253)       (0.0124)
                                      -------        -------        -------        -------
Net change in net asset value per
  share...........................         --             --             --             --
                                      -------        -------        -------        -------
Net asset value per share,
  end of period...................    $  1.00       $   1.00       $   1.00       $   1.00
                                      =======        =======        =======        =======
Total return......................       1.45%++        3.32%          2.56%          1.25%++
Ratios/Supplemental Data:
  Net assets, end of period
    (000s)........................    $46,574       $ 49,618       $ 37,454       $ 49,648
  Ratio of expenses to average net
    assets........................       0.61%+         0.63%          0.60%          0.60%+
  Ratio of net investment income
    to average net assets.........       2.86%+         3.26%          2.47%          1.95%+
  Ratio of expenses to average net
    assets*.......................          (b)            (b)            (b)         0.61%+
  Ratio of net investment income
    to average net assets*........          (b)            (b)            (b)         1.94%+

---------------

(a) For the period July 9, 1993 (initial offering date) through February 28,
    1994.

(b) There were no fee waivers or expense reimbursements during the period.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

  + Annualized.

 ++ Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights**
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                       ENDED                              YEAR ENDED
                                     AUGUST 31,    ---------------------------------------------------------
                                        1996       FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                    (UNAUDITED)        1996           1995           1994           1993
                                    ------------   ------------   ------------   ------------   ------------
HORIZON SHARES
Net asset value per share,
 beginning of year.................   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                      --------       --------       --------       --------       --------
Income from Investment Operations:
 Net investment income.............     0.0160         0.0359         0.0285         0.0225         0.0269
Less dividends from net investment
 income............................    (0.0160)       (0.0359)       (0.0285)       (0.0225)       (0.0269)
                                      --------       --------       --------       --------       --------
Net change in net asset value per
 share.............................         --             --             --             --             --
                                      --------       --------       --------       --------       --------
Net asset value per share, end of
 period............................   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                      ========       ========       ========       ========       ========
Total return.......................       1.61%++        3.65%          2.89%          2.27%          2.72%
Ratios/Supplemental Data:
 Net assets, end of period
   (000s)..........................   $241,808       $302,704       $381,811       $514,663       $383,848
 Ratio of expenses to average net
   assets..........................       0.29%+         0.31%          0.28%          0.28%          0.28%
 Ratio of net investment income to
   average net assets..............       3.18%+         3.58%          2.81%          2.25%          2.69%
 Ratio of expenses to average net
   assets*.........................          (a)            (a)            (a)         0.29%             (a)
 Ratio of net investment income to
   average net assets*.............          (a)            (a)            (a)         2.24%             (a)

---------------

(a) There were no fee waivers or expense reimbursements during the period.

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Security Pacific National Bank served as Investment Adviser through April
    21, 1992. Bank of America National Trust and Savings Association served as Investment Adviser commencing April 22, 1992.

 + Annualized.

 ++ Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
Financial Highlights**
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                         ENDED                              YEAR ENDED
                                       AUGUST 31,    ---------------------------------------------------------
                                          1996       FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                      (UNAUDITED)        1996           1995           1994           1993
                                      ------------   ------------   ------------   ------------   ------------
HORIZON SERVICE SHARES
Net asset value per share, beginning
 of period...........................   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                        --------        -------        -------        -------        -------
Income from Investment Operations:
 Net investment income...............     0.0148         0.0334         0.0260         0.0200         0.0244
Less dividends from net investment
 income..............................    (0.0148)       (0.0334)       (0.0260)       (0.0200)       (0.0244)
                                        --------        -------        -------        -------        -------
Net change in net asset value
 per share...........................         --             --             --             --             --
                                        --------        -------        -------        -------        -------
Net asset value per share,
 end of period.......................   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                        ========        =======        =======        =======        =======
Total return.........................       1.49%++        3.39%          2.63%          2.02%          2.47%
Ratios/Supplemental Data:
 Net assets, end of period (000s)....   $108,073       $ 34,684       $ 39,158       $ 48,328       $ 49,695
 Ratio of expenses to average net
   assets............................       0.53%+         0.56%          0.53%          0.53%          0.53%
 Ratio of net investment income to
   average net assets................       2.91%+         3.34%          2.57%          2.04%          2.42%
 Ratio of expenses to average net
   assets*...........................          (a)            (a)            (a)         0.57%             (a)
 Ratio of net investment income to
   average net assets*...............          (a)            (a)            (a)         2.00%             (a)

---------------

(a) There were no fee waivers or expense reimbursements during the period.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Security Pacific National Bank served as Investment Adviser through April
    21, 1992. Bank of America National Trust and Savings Association served as Investment Adviser commencing April 22, 1992.

  + Annualized.

 ++ Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
Financial Highlights**
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED
                                           AUGUST 31,     ------------------------------------------------------------
                                              1996        FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,    FEBRUARY 28,
                                           (UNAUDITED)        1996            1995            1994            1993
                                           -----------    ------------    ------------    ------------    ------------
PACIFIC HORIZON SHARES
Net asset value per share, beginning of
 period...................................  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00
                                             --------       --------        --------        --------        --------
Income from Investment Operations:
 Net investment income....................     0.0140         0.0324          0.0249          0.0186          0.0224
 Net realized and unrealized gains
   (losses) on
   securities.............................         --        (0.0001)        (0.0001)         0.0002         (0.0002)
                                             --------       --------        --------        --------        --------
Total income from investment operations...     0.0140         0.0323          0.0248          0.0188          0.0222
Less dividends from net investment
 income...................................    (0.0140)       (0.0324)        (0.0249)        (0.0186)        (0.0224)
                                             --------       --------        --------        --------        --------
Net change in net asset value per share...         --        (0.0001)        (0.0001)         0.0002         (0.0002)
                                             --------       --------        --------        --------        --------
Net asset value per share, end of
 period...................................  $    1.00       $   1.00        $   1.00        $   1.00        $   1.00
                                             ========       ========        ========        ========        ========
Total return..............................       1.41%++        3.29%           2.52%           1.88%           2.27%
Ratios/Supplemental Data:
 Net assets, end of period (000s).........  $ 467,736       $528,008        $186,643        $203,724        $128,448
 Ratio of expenses to average net
   assets.................................       0.58%+         0.62%           0.62%           0.66%           0.66%
 Ratio of net investment income to average
   net assets.............................       2.77%+         3.35%           2.48%           1.86%           2.21%
 Ratio of expenses to average net
   assets*................................         (a)          0.63%***           (a)          0.68%           0.74%
 Ratio of net investment income to average
   net assets*............................         (a)          3.35%              (a)          1.84%           2.13%

---------------

 (a) There were no fee waivers or expense reimbursements during the period.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Security Pacific National Bank served as Investment Adviser through April
    21, 1992. Bank of America National Trust and Savings Association served as Investment Adviser commencing April 22, 1992.

*** During the year ended February 29, 1996 the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

  + Annualized.

 ++ Unannualized.

See Notes to Financial Statements.

PACIFIC HORIZON
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED                      YEAR ENDED
                                          AUGUST 31,    ------------------------------------------
                                             1996       FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                          (UNAUDITED)       1996           1995           1994
                                          -----------   ------------   ------------   ------------
HORIZON SERVICE SHARES
Net asset value per share, beginning of
 period.................................   $    1.00      $   1.00       $   1.00       $   1.00
                                            --------      --------        -------       --------
Income from Investment Operations:
 Net investment income..................      0.0143        0.0331         0.0256         0.0198
 Net realized and unrealized gains
   (losses) on securities...............          --        0.0001        (0.0001)       (0.0001)
                                            --------      --------        -------       --------
Total income from investment
 operations.............................      0.0143        0.0332         0.0255         0.0197
Less dividends from net investment
 income.................................     (0.0143)      (0.0331)       (0.0256)       (0.0198)
                                            --------      --------        -------       --------
Net change in net asset value per
 share..................................          --        0.0001        (0.0001)       (0.0001)
                                            --------      --------        -------       --------
Net asset value per share, end of
 period.................................   $    1.00      $   1.00       $   1.00       $   1.00
                                            ========      ========        =======       ========
Total return............................        1.44%++       3.36%          2.59%          2.00%
Ratios/Supplemental Data:
 Net assets, end of period (000s).......   $ 358,854      $203,388       $ 88,003       $123,746
 Ratio of expenses to average net
   assets...............................        0.51%+        0.55%          0.55%          0.53%
 Ratio of net investment income to
   average net assets...................        2.85%+        3.43%          2.50%          1.98%
 Ratio of expenses to average net
   assets*..............................          (a)         0.55%**           (a)         0.60%
 Ratio of net investment income to
   average net assets*..................          (a)         3.42%             (a)         1.91%

---------------

 (a) There were no fee waivers or expense reimbursements during the period.

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** During the year ended February 29, 1996 the Portfolio received credits from its custodian for interest earned on uninvested cash balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratio would have been as indicated. The ratio of net investment income was not affected.

  + Annualized.

 ++ Unannualized.


See Notes to Financial Statements.

For more information, complete the following form and mail it to:

                             Pacific Horizon Funds
                        1230 Columbia Street, Suite 500
                              San Diego, CA 92101

 ...............................................................................
First Name                                  Last Name

 ...............................................................................
Street Address

 ...............................................................................
City                             State                   Zip Code

 ...............................................................................
Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ...............................................................................
    Name of Broker

 ...............................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................
 ...............................................................................

            NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                         [PACIFIC HORIZON FUNDS LOGO]

                  Concord Financial Group, Inc., Distributor

                                   TXM-0011